Supplemental disclosures with respect to cash flows (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Summary of supplemental cash flow

	June 30,	June 30,
	2026	2025
	$	$
Prepayments and receivables	331,940	120,746
Accounts payable and accrued liabilities	356,265	225,348
Net change	688,205	346,094